Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
	2018	2017
	£m	£m
Opening balance as at 1 January	23,826	23,383
Issuances	221	3,041
Redemptions	(3,246)	(1,378)
Other	(242)	(1,220)
Total subordinated liabilities	20,559	23,826

Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2018	2017
	£m	£m
Undated subordinated liabilities	3,522	4,191
Dated subordinated liabilities	17,037	19,635
Total subordinated liabilities	20,559	23,826

Undated Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Detailed information about Subordinated liabilities
Undated subordinated liabilities
		2018	2017
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	199	197
Reserve Capital Instruments (RCIs)
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	34	36
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	3,189	3,142
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	51	52
Undated Notes
7.7% Undated Subordinated Notes (USD 99m)	2018	-	74
8.25% Undated Subordinated Notes	2018	-	144
7.125% Undated Subordinated Notes[a]	2020	-	182
6.125% Undated Subordinated Notes[a]	2027	-	43
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	30	28
Undated Floating Rate Primary Capital Notes Series 3[a]	Any interest payment date	-	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)[a]	2021	-	87
9% Permanent Interest Bearing Capital Bonds[a]	At any time	-	45
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)[a]	2028	-	51
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)[a]	2028	-	73
Total undated subordinated liabilities		3,522	4,191

Note

a Following a review, these instruments are deemed to have characteristics that would qualify them as equity rather than subordinated liabilities. They have been subsequently reclassified in December 2018 resulting in a £491m movement.

Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Detailed information about Subordinated liabilities
28 Subordinated liabilities continued
Dated subordinated liabilities
			2018	2017
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	1,130	1,119
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,367	1,325
4.375% Fixed Rate Subordinated Notes (USD 1,250m)	#N/A	2024	982	947
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	116	111
5.20% Fixed Rate Subordinated Notes (USD 2,050m)	#N/A	2026	1,509	1,439
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,523	1,471
Barclays Bank PLC issued	#N/A
Floating Rate Subordinated Notes (EUR 40m)	#N/A	2018	-	36
6% Fixed Rate Subordinated Notes (EUR 1,750m)	#N/A	2018	-	1,643
CMS-Linked Subordinated Notes (EUR 100m)	#N/A	2018	-	93
CMS-Linked Subordinated Notes (EUR 135m)	#N/A	2018	-	124
Fixed/Floating Rate Subordinated Callable Notes	2018	2023	-	533
7.75% Contingent Capital Notes (USD 1,000m)	2018	2023	-	747
Floating Rate Subordinated Notes (EUR 50m)	#N/A	2019	45	44
5.14% Lower Tier 2 Notes (USD 1,094m)	#N/A	2020	851	841
6% Fixed Rate Subordinated Notes (EUR 1,500m)	#N/A	2021	1,474	1,484
9.5% Subordinated Bonds (ex-Woolwich Plc)	#N/A	2021	256	273
Subordinated Floating Rate Notes (EUR 100m)	#N/A	2021	89	88
10% Fixed Rate Subordinated Notes	#N/A	2021	2,194	2,261
10.179% Fixed Rate Subordinated Notes (USD 1,521m)	#N/A	2021	1,143	1,118
Subordinated Floating Rate Notes (EUR 50m)	#N/A	2022	45	44
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)	#N/A	2022	1,032	1,043
7.625% Contingent Capital Notes (USD 3,000m)	#N/A	2022	2,272	2,163
Subordinated Floating Rate Notes (EUR 50m)	#N/A	2023	45	44
5.75% Fixed Rate Subordinated Notes	#N/A	2026	351	366
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)	#N/A	2027	107	97
6.33% Subordinated Notes	#N/A	2032	61	62
Subordinated Floating Rate Notes (EUR 68m)	#N/A	2040	61	60
External issuances by other subsidiaries	#N/A	2019-2023	384	59
Total dated subordinated liabilities			17,037	19,635